COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Supplemental information related to operating lease

Supplemental cash flow information related to the Company’s operating lease is included in the table below (in thousands):

Six Months Ended June 30, 2020
Cash paid for amounts included in the measurement of lease liabilities	$58

Supplemental balance sheet information related to operating leases is included in the table below (in thousands):

June 30, 2020
Operating lease – right-of-use asset	$316

Operating lease liabilities – current	$101
Operating lease liabilities – long-term	248
Total lease liability	$349

Supplemental cash flow information related to the Company’s operating lease is included in the table below for the year ended December 31, 2019:

2019
Cash paid for amounts included in the measurement of lease liabilities	$—

Supplemental balance sheet information related to operating leases is included in the table below for the year ended December 31, 2019 (in thousands):

2019
Operating lease – right-of-use asset	$360

Operating lease liabilities – current	$97
Operating lease liabilities – long-term	300
Total lease liability	$397

Lease liability maturity

Lease liability with enforceable contract terms that have greater than one-year terms are as follows (in thousands):

Remainder of 2020	$58
2021	118
2022	121
2023	82
Thereafter	—
Total lease payments	379
Less imputed interest	(30)
Total lease liability	$349

Lease liability with enforceable contract terms that have greater than one-year terms are as follows (in thousands):

2020	$115
2021	118
2022	121
2023	82
Thereafter	—
Total lease payments	436
Less imputed interest	(39)
Total lease liability	$397